PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 37,968	$ 37,533
Accumulated depreciation	(30,617)	(29,792)
Property, plant and equipment, net	7,351	7,741
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	34,482	34,149
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	774	708
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,712	$ 2,676